Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities
Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2015, 2014, and 2013.

Securities at Dec. 31, 2015	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,693	$175	$36	$12,832
U.S. Government agencies	386	2	1	387
State and political subdivisions	3,968	91	13	4,046
Agency RMBS	23,549	239	287	23,501
Non-agency RMBS	782	31	20	793
Other RMBS	1,072	10	21	1,061
Commercial MBS	1,400	8	16	1,392
Agency commercial MBS	4,031	24	35	4,020
Asset-backed CLOs	2,363	1	13	2,351
Other asset-backed securities	2,909	1	17	2,893
Foreign covered bonds	2,125	46	3	2,168
Corporate bonds	1,740	26	14	1,752
Sovereign debt/sovereign guaranteed	13,036	211	30	13,217
Other debt securities	2,732	46	3	2,775
Equity securities	3	1	—	4
Money market funds	886	—	—	886
Non-agency RMBS (a)	1,435	362	8	1,789
Total securities available-for-sale (b)	$75,110	$1,274	$517	$75,867
Held-to-maturity:
U.S. Treasury	$11,326	$25	$51	$11,300
U.S. Government agencies	1,431	—	6	1,425
State and political subdivisions	20	—	1	19
Agency RMBS	26,036	134	205	25,965
Non-agency RMBS	118	5	2	121
Other RMBS	224	1	10	215
Commercial MBS	9	—	—	9
Agency commercial MBS	503	—	9	494
Foreign covered bonds	76	—	—	76
Sovereign debt/sovereign guaranteed	3,538	22	11	3,549
Other debt securities	31	—	—	31
Total securities held-to-maturity	$43,312	$187	$295	$43,204
Total securities	$118,422	$1,461	$812	$119,071

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $84 million and gross unrealized losses of $248 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses primarily are related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.

Securities at Dec. 31, 2014	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$19,592	$420	$15	$19,997
U.S. Government agencies	342	3	2	343
State and political subdivisions	5,176	95	24	5,247
Agency RMBS	32,568	357	325	32,600
Non-agency RMBS	942	37	26	953
Other RMBS	1,551	25	25	1,551
Commercial MBS	1,927	39	7	1,959
Agency commercial MBS	3,105	36	9	3,132
Asset-backed CLOs	2,128	9	7	2,130
Other asset-backed securities	3,241	5	6	3,240
Foreign covered bonds	2,788	80	—	2,868
Corporate bonds	1,747	45	7	1,785
Sovereign debt/sovereign guaranteed	17,062	224	2	17,284
Other debt securities	2,162	7	—	2,169
Equity securities	94	1	—	95
Money market funds	763	—	—	763
Non-agency RMBS (a)	1,747	471	4	2,214
Total securities available-for-sale (b)	$96,935	$1,854	$459	$98,330
Held-to-maturity:
U.S. Treasury	$5,047	$32	$16	$5,063
U.S. Government agencies	344	—	3	341
State and political subdivisions	24	1	1	24
Agency RMBS	14,006	200	44	14,162
Non-agency RMBS	153	9	2	160
Other RMBS	315	2	8	309
Commercial MBS	13	—	—	13
Sovereign debt/sovereign guaranteed	1,031	24	—	1,055
Total securities held-to-maturity	$20,933	$268	$74	$21,127
Total securities	$117,868	$2,122	$533	$119,457

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.

Securities at Dec. 31, 2013	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$13,363	$94	$605	$12,852
U.S. Government agencies	937	16	5	948
State and political subdivisions	6,706	60	92	6,674
Agency RMBS	25,564	307	550	25,321
Non-agency RMBS	1,148	44	50	1,142
Other RMBS	2,299	43	57	2,285
Commercial MBS	2,324	60	27	2,357
Agency commercial MBS	1,822	1	34	1,789
Asset-backed CLOs	1,551	11	—	1,562
Other asset-backed securities	2,894	6	9	2,891
Foreign covered bonds	2,798	73	—	2,871
Corporate bonds	1,808	32	25	1,815
Other debt securities	1,793	4	—	1,797
Sovereign debt/sovereign guaranteed	11,284	87	18	11,353
Equity securities	18	1	—	19
Money market funds	938	—	—	938
Non-agency RMBS (a)	2,131	567	3	2,695
Total securities available-for-sale (b)	$79,378	$1,406	$1,475	$79,309
Held-to-maturity:
U.S. Treasury	$3,324	$28	$84	$3,268
U.S. Government agencies	419	—	13	406
State and political subdivisions	44	—	—	44
Agency RMBS	14,568	20	236	14,352
Non-agency RMBS	186	10	3	193
Other RMBS	466	3	20	449
Commercial MBS	16	1	—	17
Sovereign debt/sovereign guaranteed	720	—	6	714
Total securities held-to-maturity	$19,743	$62	$362	$19,443
Total securities	$99,121	$1,468	$1,837	$98,752

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized gains of $74 million and gross unrealized losses of $343 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.

The following table presents the gross securities gains, losses and impairments.

Net securities gains (losses)
(in millions)	2015	2014	2013
Realized gross gains	$90	$114	$186
Realized gross losses	(2)	(4)	(10)
Recognized gross impairments	(5)	(19)	(35)
Total net securities gains	$83	$91	$141

At Dec. 31, 2015, the book value and the fair value of UK sovereign debt of $4.7 billion and $4.8 billion respectively, exceeded 10% of BNY Mellon’s shareholders’ equity.

In 2015, Agency MBS, sovereign debt and U.S. Treasury securities with an aggregate amortized cost of $11.6 billion and fair value of $11.6 billion were transferred from available-for-sale securities to held-to-maturity securities. Additionally, in 2013, Agency RMBS securities with an amortized cost of $7.3 billion and fair value of $7.0 billion were transferred from available-for-sale securities to held-to-maturity securities. These actions, in addition to realizing gains on the sales of securities, is expected to mute the impact to our accumulated other comprehensive income in the event of a rise in interest rates.

Temporarily impaired securities

At Dec. 31, 2015, the unrealized losses on the investment securities portfolio were primarily attributable to an increase in interest rates from date of purchase, and for certain securities that were transferred from available-for-sale to held-to-maturity, an increase in interest rates through the date they were transferred. Specifically, $248 million of the unrealized losses at Dec. 31, 2015 and $282 million at Dec. 31, 2014 reflected in the available-for-sale sections of the tables below relate to certain securities (primarily Agency RMBS) that were transferred from available-for-sale to held-to-maturity. The unrealized losses will be amortized into net interest revenue over the estimated lives of the securities. The transfer created a new cost basis for the securities. As a result, if these securities have experienced unrealized losses since the date of transfer, the corresponding fair value and unrealized losses would be reflected in the held-to-maturity sections of the following tables. We do not intend to sell these securities and it is not more likely than not that we will have to sell these securities.
The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more at Dec. 31, 2015, and Dec. 31, 2014.

Temporarily impaired securities at Dec. 31, 2015	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,343	$36	$—	$—	$6,343	$36
U.S. Government agencies	148	1	10	—	158	1
State and political subdivisions	143	2	117	11	260	13
Agency RMBS	8,500	44	1,316	243	9,816	287
Non-agency RMBS	72	—	417	20	489	20
Other RMBS	2	—	298	21	300	21
Commercial MBS	567	9	224	7	791	16
Agency commercial MBS	2,551	31	172	4	2,723	35
Asset-backed CLOs	1,599	10	455	3	2,054	13
Other asset-backed securities	2,001	10	546	7	2,547	17
Corporate bonds	338	10	128	4	466	14
Sovereign debt/sovereign guaranteed	2,063	30	43	—	2,106	30
Non-agency RMBS (a)	45	1	52	7	97	8
Other debt securities	505	3	—	—	505	3
Foreign covered bonds	515	3	—	—	515	3
Total securities available-for-sale (b)	$25,392	$190	$3,778	$327	$29,170	$517
Held-to-maturity:
U.S. Treasury	$9,121	$51	$—	$—	$9,121	$51
U.S. Government agencies	1,122	6	—	—	$1,122	6
State and political subdivisions	4	1	—	—	4	1
Agency RMBS	16,491	171	1,917	34	18,408	205
Non-agency RMBS	40	—	29	2	69	2
Other RMBS	9	—	166	10	175	10
Agency commercial MBS	494	9	—	—	494	9
Sovereign debt/sovereign guaranteed	2,161	11	—	—	2,161	11
Total securities held-to-maturity	$29,442	$249	$2,112	$46	$31,554	$295
Total temporarily impaired securities	$54,834	$439	$5,890	$373	$60,724	$812

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for less than 12 months of $8 million and gross unrealized losses for 12 months or more of $240 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.

Temporarily impaired securities at Dec. 31, 2014	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,049	$15	$—	$—	$6,049	$15
U.S. Government agencies	32	—	100	2	132	2
State and political subdivisions	410	18	393	6	803	24
Agency RMBS	3,385	13	5,016	312	8,401	325
Non-agency RMBS	143	1	382	25	525	26
Other RMBS	—	—	449	25	449	25
Commercial MBS	175	1	394	6	569	7
Agency commercial MBS	719	1	550	8	1,269	9
Asset-backed CLOs	1,376	7	—	—	1,376	7
Other asset-backed securities	1,078	2	539	4	1,617	6
Corporate bonds	51	—	230	7	281	7
Sovereign debt/sovereign guaranteed	2,175	2	—	—	2,175	2
Non-agency RMBS (a)	42	1	34	3	76	4
Total securities available-for-sale (b)	$15,635	$61	$8,087	$398	$23,722	$459
Held-to-maturity:
U.S. Treasury	$1,066	$6	$1,559	$10	$2,625	$16
U.S. Government agencies	—	—	340	3	340	3
State and political subdivisions	5	1	—	—	5	1
Agency RMBS	551	3	3,808	41	4,359	44
Non-agency RMBS	40	—	33	2	73	2
Other RMBS	—	—	219	8	219	8
Total securities held-to-maturity	$1,662	$10	$5,959	$64	$7,621	$74
Total temporarily impaired securities	$17,297	$71	$14,046	$462	$31,343	$533

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for 12 months or more of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2015.

Maturity distribution and yield on investment securities at Dec. 31, 2015	U.S. Treasury		U.S. Government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$3,766	0.48%	$51	2.56%	$655	1.99%	$4,811	0.90%	$—	—%	$9,283
Over 1 through 5 years	4,445	1.53	169	1.24	2,002	2.70	12,937	1.11	—	—	19,553
Over 5 through 10 years	1,217	2.09	167	2.45	1,189	3.98	1,963	1.33	—	—	4,536
Over 10 years	3,404	3.11	—	—	200	1.03	201	1.69	—	—	3,805
Mortgage-backed securities	—	—	—	—	—	—	—	—	32,556	2.65	32,556
Asset-backed securities	—	—	—	—	—	—	—	—	5,244	1.30	5,244
Equity securities (b)	—	—	—	—	—	—	—	—	890	—	890
Total	$12,832	1.69%	$387	1.94%	$4,046	2.88%	$19,912	1.09%	$38,690	2.41%	$75,867
Securities held-to-maturity:
One year or less	$1,160	0.71%	$—	—%	$—	—%	$1,442	0.24%	$—	—%	$2,602
Over 1 through 5 years	7,605	1.10	1,431	1.06	1	7.01	1,473	0.61	—	—	10,510
Over 5 through 10 years	2,561	2.06	—	—	4	6.80	730	0.71	—	—	3,295
Over 10 years	—	—	—	—	15	5.34	—	—	—	—	15
Mortgage-backed securities	—	—	—	—	—	—	—	—	26,890	2.73	26,890
Total	$11,326	1.28%	$1,431	1.06%	$20	5.75%	$3,645	0.48%	$26,890	2.73%	$43,312

(a)	Yields are based upon the amortized cost of securities.

(b)	Includes money market funds.

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities to determine whether OTTI has occurred. Such reviews may incorporate the use of economic models. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

•
Default rate - the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity - the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. In determining estimated default rate and severity assumptions, we review the performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust that we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2015 and Dec. 31, 2014.

Projected weighted-average default rates and loss severities
	Dec. 31, 2015		Dec. 31, 2014
	Default rate	Severity	Default rate	Severity
Alt-A	33%	57%	38%	58%
Subprime	52%	72%	55%	74%
Prime	18%	40%	23%	42%

The following table provides net pre-tax securities gains (losses) by type.

Net securities gains (losses)	2015	2014	2013
(in millions)
U.S. Treasury	$45	$25	$60
Non-agency RMBS	7	17	(1)
Commercial MBS	5	1	16
State and political subdivisions	4	13	13
European floating rate notes	2	1	8
Other	20	34	45
Total net securities gains	$83	$91	$141

The following tables reflect investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2015	2014
Beginning balance as of Jan. 1	$93	$119
Add: Initial OTTI credit losses	—	2
Subsequent OTTI credit losses	5	10
Less: Realized losses for securities sold	7	38
Ending balance as of Dec. 31	$91	$93
Pledged assets

At Dec. 31, 2015, BNY Mellon had pledged assets of $101 billion, including $84 billion pledged as collateral for potential borrowings at the Federal Reserve Discount Window. The components of the assets pledged at Dec. 31, 2015 included $88 billion of securities, $8 billion of loans, $3 billion of trading assets and $2 billion of interest-bearing deposits with banks.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes.  BNY Mellon regularly moves assets in and out of its pledged asset account at the Federal Reserve.

At Dec. 31, 2014, BNY Mellon had pledged assets of $99 billion, including $74 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window. The components of the assets pledged at Dec. 31, 2014 included $90 billion of securities, $6 billion of loans, $2 billion of trading assets and $1 billion of interest-bearing deposits with banks.

At Dec. 31, 2015 and Dec. 31, 2014, pledged assets included $7 billion and $9 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements on terms which permit us to sell or repledge the securities to others.  At Dec. 31, 2015 and Dec. 31, 2014, the market value of the securities received that can be sold or repledged was $52 billion and $47 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2015 and Dec. 31, 2014, the market value of securities collateral sold or repledged was $17 billion and $19 billion, respectively.

Restricted cash and securities

Cash and securities may also be segregated under federal and other regulations or requirements. At Dec. 31, 2015 and Dec. 31, 2014, cash segregated under federal and other regulations or requirements was $4 billion and $6 billion, respectively. Segregated cash is included in interest-bearing deposits with banks on the consolidated balance sheet. Securities segregated for these purposes were $1 billion at Dec. 31, 2015. There were no securities segregated for these purposes at Dec. 31, 2014. Segregated securities are included in trading assets on the consolidated balance sheet.